COMMON SHARES AND DIVIDENDS	12 Months Ended
Dec. 31, 2013
COMMON SHARES AND DIVIDENDS
COMMON SHARES AND DIVIDENDS
21. COMMON SHARES AND DIVIDENDS

Common Shares

As a result of the issuance of restricted shares to employees, former employees, officers, executive officers, directors and consultants during the years ended December 31, 2013, 2012 and 2011, the Company’s share capital was increased by approximately 97,921 shares, 7,211 shares and 1,051 shares, respectively (refer to Note 20).

As a result of the issuance of shares to various vendors  and related parties to settle outstanding invoices during the year ended December 31, 2013 and 2012 the Company’s share capital was increased by approximately 466,050 shares and 22,970 shares respectively. No such shares issued during the years ended December 31, 2011 (refer to Note 13).

As a result of the issuance of shares for warrants exercised during the year ended December 31, 2013, the Company’s share capital was increased by approximately 25,848 shares (refer to Note 22).

As a result of the issuance of shares to Piraeus Bank to settle outstanding loan obligations during the year ended December 31, 2013, the Company’s share capital was increased by approximately 102,779 shares (refer to Note 16).

As a result of the issuance of shares to Good Faith to settle outstanding loan obligations during the year ended December 31, 2013, the Company’s share capital was increased by approximately 35,001 shares (refer to Note 17).

As a result of the issuance of shares to Tiger Equity Partners LTD to settle outstanding loan obligations during the year ended December 31, 2013, the Company’s share capital was increased by approximately 211,846 shares (refer to Note 17).

As a result of the issuance of shares to New Coal Holding LLC to settle outstanding loan obligations during the year ended December 31, 2013, the Company’s share capital was increased by approximately 25,000 shares (refer to Note 16).

As a result of the issuance of shares to Dominion Capital L.L.C in relation to finance expenses derived from the debenture during the year ended December 31, 2013, the Company’s share capital was increased by approximately 2,500 shares (refer to Note 17).

As a result of accounts payable settlement through Hanover during the year ended December 31, 2013, the Company’s share capital was increased by approximately 389,125 shares (refer to Note 13).

In relation to payments for VAG and VPP acquisitions during the year ended December 31, 2013, the Company’s share capital was increased by approximately 885,305 shares.(refer to Notes 5 and 17).

In relation to advances for coal property during the year ended December 31, 2013, the Company’s share capital was increased by approximately 111,112 shares.(refer to Notes 5).

As a result of the issuance of shares to Prime to settle outstanding lease obligations during the year ended December 31, 2012, the Company’s share capital was increased by approximately 244,087 shares (refer to Note 17).

As a result of the issuance of shares to Focus Maritime Corp. to settle outstanding 7% Notes during the year ended December 31, 2012, the Company’s share capital was increased by approximately 588,753 shares (refer to Note 17).

As a result of a joint venture arrangement that was entered into on April 2012, the Company’s share capital was increased by approximately 1,624 shares (refer to Note 6).

As a result of the agreement that NewLead entered into with Lemissoler (refer to Note 17), the Company’s share capital was increased by approximately 442 shares and 82 shares, which were issued in January 2012 and in January 2011, respectively.

Dividends

During the years ended December 31, 2013, 2012, and 2011, the Company did not pay dividends as a result of the decision in September 2008 by the board of directors to suspend the payment of cash dividends. In addition, certain of the Company’s debt agreements contain covenants that limit its ability to pay dividends or prohibit the Company from paying dividends without the lender’s consent.

Reverse Splits

On October 17, 2013 and on December 6, 2013, a 1-for-15 and a 1-for-3 reverse share split of NewLead’s common shares, respectively, was effected, after the approval by the Company’s Board of Directors and by written consent of a majority of shareholders. The reverse share splits consolidated every fifteen common shares and every three common shares, respectively, into one common share, with par value of $0.01 per share. In addition, on March 6, 2014, a 1-for-10 reverse share split of NewLead’s common shares, was effected, after the approval by the Company’s Board of Directors and by written consent of a majority of shareholders. The reverse share split consolidated every ten common shares into one common, with par value of $0.10 per share. There can be no assurances that the Company will not undertake further reverse splits subsequent to the filing of this report. The number of authorized common shares and preferred shares of NewLead were not affected by the reverse splits. In respect to the underlying common shares associated with share options and any derivative securities    where applicable, such as warrants and convertible notes, the conversion and exercise prices and number of common shares issued have been adjusted retrospectively in accordance to the 1:15 ratio, 1:3 ratio and 1:10 ratio, respectively, for all periods presented. Due to such reverse share split, earnings per share, convertible notes, warrants and share options have been adjusted retrospectively as well  where applicable. The consolidated financial statements for the years ended December 31, 2013, 2012 and 2011 reflect the reverse share split.